TAXATION (Deferred Tax, Significant Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carry forwards	$ 49,349	$ 12,788
Temporary non-deductible advertising cost carried forward	1,008	965
Accrued expenses	19,970	22,810
Accrued payroll expense	3,752	3,229
Provision for inventory impairment and credit losses of receivables	7,382	7,517
Provision for long-term investments	3,346	2,050
Total deferred tax assets	84,807	49,359
Deferred tax liabilities:
Depreciation of fixed assets	(4,339)	(4,925)
Others	0	(26)
Total deferred tax liabilities	(4,339)	(4,951)
Less: valuation allowance	(67,219)	(28,102)	$ (21,484)	$ (16,186)
Deferred tax assets, net	$ 13,249	$ 16,306